UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 140.1%
Corporate — 10.0%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$21,974
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	796,778
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	1,550	1,706,178
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	543,820
Series B, 5.60%, 11/01/34	395	428,524

		3,497,274
County/City/Special District/School District — 24.1%
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM):
5.00%, 7/01/33	150	164,722
5.00%, 7/01/35	235	256,289
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	254,833
5.00%, 1/15/28	110	121,694
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	610	599,770
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	491,252
5.50%, 10/01/29	790	974,362
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	846,952
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	235	258,390
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	440	524,427

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	$180	$199,624
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	736,423
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	265	292,266
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	115	126,349
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,601,540

		8,448,893
Education — 29.4%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	250	234,717
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	97,534
Team Academy Charter School Project, 6.00%, 10/01/33	455	499,799
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	215	216,112
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	641,458
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	175	175,688
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	245	259,700

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	$690	$731,290
College of New Jersey, Series F, 4.00%, 7/01/35	125	126,388
Georgian Court University, Series D, 5.00%, 7/01/33	150	152,368
Kean University, Series A, 5.50%, 9/01/36	700	756,924
Montclair State University, Series A, 5.00%, 7/01/44	1,600	1,741,952
Montclair State University, Series B, 5.00%, 7/01/33	100	112,644
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	227,558
Ramapo College, Series B, 5.00%, 7/01/42	85	91,304
Seton Hall University, Series D, 5.00%, 7/01/38	105	114,190
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	995,740
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	515	553,424
Series 1A, 5.00%, 12/01/25	105	109,911
Series 1A, 5.00%, 12/01/26	80	83,570
Series 1A, 5.25%, 12/01/32	300	314,667
Student Loan, Series 1A, 5.13%, 12/01/27	195	203,839
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	500	539,785
5.00%, 7/01/45	220	235,517
Rutgers—The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,090,740

		10,306,819
Health — 13.4%
New Jersey EDA, Refunding RB, Lions Gate Project, 5.25%, 1/01/44	135	138,525

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/18 (d)	$110	$118,054
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	390	390,983
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	235	244,038
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	255,841
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	432,264
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (d)	610	719,922
Princeton Healthcare System, 5.00%, 7/01/39	250	271,602
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	235	221,753
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	310	329,142
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	180	209,743
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	505	588,446
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	501,785
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/34	50	46,294
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	110	113,807

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	$155	$134,596

		4,716,795
Housing — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	381,973
S/F Housing, Series AA, 6.38%, 10/01/28	100	102,945
S/F Housing, Series AA, 6.50%, 10/01/38	20	20,565
S/F Housing, Series CC, 5.00%, 10/01/34	235	240,443

		745,926
State — 23.2%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	830,755
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,693,840
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	558,705
School Facilities Construction (AGC), 5.50%, 12/15/34	355	376,396
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	266,643
Cigarette Tax, 5.00%, 6/15/29	500	520,520
Cigarette Tax (AGM), 5.00%, 6/15/22	750	826,380
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	521,630
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,295	1,337,178

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	$200	$208,884

		8,140,931
Transportation — 36.9%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	270,070
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,485,746
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,175	1,284,886
Series A, 5.00%, 1/01/43	500	544,890
Series E, 5.25%, 1/01/40	370	391,556
Series E, 5.00%, 1/01/45	720	776,002
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	599,825
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	125	130,097
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	305	313,793
Transportation Program, Series AA, 5.00%, 6/15/38	705	694,925
Transportation Program, Series AA, 5.25%, 6/15/41	480	484,925
Transportation System, 6.00%, 12/15/38	325	345,293
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,379,920
Transportation System, Series A, 5.88%, 12/15/38	555	592,052
Transportation System, Series A, 5.50%, 6/15/41	830	861,316
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	216,664
Transportation System, Series AA, 5.50%, 6/15/39	425	438,154

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$450	$508,081
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 7/15/36	500	554,980
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,073,400

		12,946,575
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	343,135
Total Municipal Bonds - 140.1%		49,146,348

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 23.7%
County/City/Special District/School District — 6.5%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	340	380,433
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,893,243

		2,273,676
Education — 3.1%
Rutgers—The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (d)	991	1,074,645
State — 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC) (d):
6.00%, 12/15/18	986	1,080,909

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB, School Facilities Construction (AGC) (d) (continued):
6.00%, 12/15/18	$14	$15,296

		1,096,205
Transportation — 11.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	616,416
Series B, 5.25%, 6/15/36 (g)	1,000	1,009,041
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,501	1,585,081
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	656,471

		3,867,009
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 23.7%		8,311,535
Total Long-Term Investments (Cost — $55,257,226) — 163.8%		57,457,883

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (h)(i)	406,131	406,131
Total Short-Term Securities (Cost — $406,131) -— 1.2%		406,131
Total Investments (Cost — $55,663,357*) — 165.0%		57,864,014
Other Assets Less Liabilities — 1.9%		693,810
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(4,785,678)
VRDP Shares, at Liquidation Value — (53.3)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$35,072,146

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$50,980,756

Gross unrealized appreciation	$3,112,353
Gross unrealized depreciation	(1,005,525)

Net unrealized appreciation	$2,106,828

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $776,985.

(h)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Loss
BlackRock Liquidity Funds, MuniCash, Institutional Class	158,167	247,964	406,131	$406,131	$91	$(25)

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	10-Year U.S. Treasury Note	March 2017	$622,578	$2,440
(1)	5-Year U.S. Treasury Note	March 2017	$117,844	131
(3)	Long U.S. Treasury Bond	March 2017	$453,844	2,947
Total				$5,518

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$57,457,883	—	$57,457,883
Short-Term Securities	$406,131	—	—	406,131

Total Investments	$406,131	$57,457,883	—	$57,864,014

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$5,518	—	—	$5,518

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$21,900	—	—	$21,900
Liabilities:
Bank overdraft	—	$(24,562)	—	(24,562)
TOB Trust Certificates	—	(4,776,430)	—	(4,776,430)
VRDP Shares at Liquidation Value	—	(18,700,000)	—	(18,700,000)

Total	$21,900	$(23,500,992)	—	$(23,479,092)

Duringthe period ended November 30, 2016, there were no transfers between levels.

8	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Bond Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Bond Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New Jersey Municipal Bond Trust

Date: January 23, 2017